Depreciation and Amortization	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Depreciation and Amortization [Abstract]
Depreciation and Amortization

3. Depreciation and Amortization

The Company includes all categories of depreciation and amortization on a separate line in its Statement of Operations. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statement of Operations are:

	Three months ended March 31,
	2012	2011
Direct advertising expenses	$68,235	$69,571
General and administrative expenses	976	1,011
Corporate expenses	3,162	3,291

	$72,373	$73,873

(10) Depreciation and Amortization

The Company includes all categories of depreciation and amortization on a separate line in its Statement of Operations. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statement of Operations are:

	Year Ended December 31,
	2011	2010	2009
Direct expenses	$283,720	$297,517	$318,561
General and administrative expenses	4,224	5,033	6,528
Corporate expenses	11,695	10,153	11,636

	$299,639	$312,703	$336,725